Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Year ended March 31,
Accounts payable	$ 343	$ 388
Accrued interest	701	523
Other	224	196
Total	$ 1,268	$ 1,107